Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 17,070	$ 15,918
Financial assets at fair value through profit or loss	343	247
Financial assets at fair value through OCI	825	927
Total	18,239	17,092
Financial liabilities at amortized cost	93,184	90,497
Financial liabilities at fair value through profit or loss	7,143	7,735
Financial liabilities at fair value through OCI	686	147
Total	101,013	98,379
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	21,348	20,037
Financial liabilities at fair value through profit or loss	241	288
Total	21,589	20,325
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	70,938	69,011
Financial liabilities at fair value through profit or loss	1,191	1,709
Total	72,128	70,720
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	885	1,449
Total	885	1,449
Bank Overdrafts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	14	0
Total	14	0
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,481	5,614
Total	5,481	5,614
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	127	30
Financial liabilities at fair value through OCI	435	22
Total	563	52
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	46	70
Total	46	70
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	205	55
Total	205	55
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	102	94
Total	102	94
Non-current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	71,678	69,494
Financial liabilities at fair value through profit or loss	1,320	1,933
Financial liabilities at fair value through OCI	183	66
Total	73,182	71,492
Current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	21,506	21,003
Financial liabilities at fair value through profit or loss	5,822	5,802
Financial liabilities at fair value through OCI	503	82
Total	27,831	26,887
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	11,638	11,174
Total	11,638	11,174
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	5,406	4,714
Total	5,406	4,714
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	27	30
Financial assets at fair value through profit or loss	306	221
Financial assets at fair value through OCI	134	138
Total	467	389
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	26	23
Financial assets at fair value through OCI	38	433
Total	63	457
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	439	106
Total	439	106
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	214	249
Total	214	249
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	11	3
Total	11	3
Non-current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	499	382
Financial assets at fair value through OCI	279	399
Total	778	781
Current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	16,571	15,536
Financial assets at fair value through profit or loss	343	247
Financial assets at fair value through OCI	546	528
Total	$ 17,460	$ 16,311